Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 805,000,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	111,170.50
Total Offset Amount	0.00
Net Fee	$ 97,360.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A